Property, Plant and Equipment: (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Cost: Machinery and equipment	$ 18,985,828	$ 18,985,828
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	18,985,828	18,985,828
Cost: Furniture and office equipment	526,363	526,363
Accumulated Depreciation: Furniture and office equipment	(490,567)	(485,409)
Net: Furniture and office equipment	35,796	40,954
Cost: Leasehold improvements	41,190	41,190
Accumulated Depreciation: Leasehold improvements	(41,190)	(41,190)
Net: Leasehold improvements	0	0
Cost: Venezuelan property and equipment	171,445	171,445
Accumulated Depreciation: Venezuelan property and equipment	(157,445)	(157,445)
Net: Venezuelan property and equipment	14,000	14,000
Cost: Mineral property	150,010	150,010
Accumulated Depreciation: Mineral property	0	0
Net: Mineral property	150,010	150,010
Total Cost	19,874,836	19,874,836
Total Accumulated Depreciation	(689,202)	(684,044)
Total Net Property Plant and Equipment	$ 19,185,634	$ 19,190,792